Financial and other non-current assets (Details 1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other non-current assets [abstract]
Deferred compensation plans assets	$ 479	$ 439
Prepaid post-employment benefit plans assets	2,604	545
Other non-current assets	422	215
Total other non-current assets	$ 3,505	$ 1,199